Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 28,312	$ 148,013
Revenue receivable	10,294	6,476
Joint interest billing receivable	7,632	49,374
Derivative asset	0	1,508
Other current assets	2,353	3,874
Total current assets	48,591	209,245
Oil and gas properties:
Oil and gas properties, full cost method	1,323,333	1,310,891
Unevaluated oil and gas properties	9,015	12,516
Accumulated depreciation, depletion and amortization	(1,243,286)	(1,157,455)
Oil and gas properties, net	89,062	165,952
Other property and equipment	10,951	11,229
Accumulated depreciation of other property and equipment	(10,109)	(8,737)
Total property and equipment	89,904	168,444
Other assets, net of accumulated amortization of $4,385 and $3,842, respectively	6,365	1,630
Total assets	144,860	379,319
Current liabilities:
Accounts payable to vendors	25,265	97,999
Advances from co-owners	2,330	16,118
Oil and gas revenue payable	22,146	18,911
Accrued interest and preferred stock dividend	2,047	12,795
Asset retirement obligation	4,160	6,015
Derivative liability	3,947	0
10% Senior Unsecured Notes due 2017	22,568	0
Other accrued liabilities	3,938	6,946
Total current liabilities	86,401	158,784
Multi-draw Term Loan	7,249	0
Asset retirement obligation	32,450	36,541
Other long-term liabilities	6,027	53
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $.001 par value; authorized 5,000 shares; issued and outstanding 1,495 shares	1	1
Common stock, $.001 par value; authorized 150,000 shares; issued and outstanding 21,197 and 16,410 shares, respectively	21	16
Paid-in capital	304,341	290,432
Accumulated other comprehensive income (loss)	(4,750)	947
Accumulated deficit	(550,708)	(454,463)
Total stockholders’ equity	(251,095)	(163,067)
Total liabilities and stockholders’ equity	144,860	379,319
10% Senior Unsecured Notes Due 2017 | Senior Notes
Current liabilities:
10% Senior Unsecured Notes due 2017	0	347,008
10% Senior Secured Notes due 2021 | Senior Notes
Current liabilities:
10% Senior Secured Notes	15,228	0
10% Senior Secured PIK Notes due 2021 | Payment in Kind (PIK) Note
Current liabilities:
10% Senior Secured Notes	$ 248,600	$ 0